Borrowings - Schedule of Annual Maturities (Details)	Dec. 31, 2025 USD ($)
Schedule of Annual Maturities [Abstract]
2026	$ 28,909
2027	15,082
2028	15,711
2029	16,401
2030	17,103
Thereafter	95,483
Total	$ 188,689